UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman, Sachs & Co.	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	April 30, 2015

Retirement Portfolio Completion Fund

Goldman Sachs Retirement Portfolio

Completion Fund

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1

Investment Process	2

Portfolio Management Discussions and Performance Summaries	3

Schedule of Investments	10

Financial Statements	15

Financial Highlights	18

Notes to the Financial Statements	20

Other Information	32

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Fund. For additional information concerning the risks applicable to the Fund, please see the Fund’s Prospectus.

The Goldman Sachs Retirement Portfolio Completion Fund is designed to provide retirement investors of all ages with access to the following asset classes that are typically underrepresented in retirement savings portfolios (the “Underlying Asset Classes”): U.S. inflation linked government bonds, global real estate investment trusts (“global REITs”), commodities, emerging markets equity, emerging markets sovereign credit, North American high yield corporate credit and Hedge Fund Industry Beta (i.e., the component of hedge fund returns that is attributable to market risk exposure, rather than manager skill).

Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risk of default by a counterparty; and liquidity risk. Over-the-counter transactions are subject to less government regulation and supervision. The Fund’s equity investments are subject to market risk, which means that the value of its investments may go up or down in response to the prospects of individual companies, particular sectors and/or general economic conditions. The securities of mid- and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Investments in fixed income securities are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. The market value of inflation protected securities is not guaranteed, and will fluctuate in response to changes in real interest rates. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The Fund’s investments in other investment companies (including exchange-traded funds and money market funds) and publicly-traded partnerships (“PTPs”) subject it to additional expenses. Risks of PTPs may include potential lack of liquidity and limitations on voting and distribution rights. Foreign and emerging market securities may be more volatile and less liquid than investments in U.S. securities and are subject to the risks of currency fluctuations and adverse economic or political developments. At times, the Fund may be unable to sell certain of its illiquid portfolio investments without a substantial drop in price, if at all. The Fund is “non-diversified” and may be more susceptible than “diversified” funds to adverse developments affecting any single issuer held in its portfolio and to greater losses because of these developments.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

What Differentiates Goldman Sachs Retirement Portfolio Completion Fund’s Investment Process?

The Fund is designed to provide retirement investors of all ages with access to certain asset classes that are typically underrepresented in retirement savings portfolios (the “Underlying Asset Classes”). Our investment process is driven by three main objectives: broad diversification in a single fund, lower expected volatility and inflation protection and cost efficiency through passive implementation of most asset classes.

■	Comprehensive evaluation of a range of asset classes based on the following investment criteria — under-representation in a typical retirement investor’s portfolio, liquidity of the asset class, tax suitability, correlation with inflation, correlation with core asset classes, strong historical performance and efficient implementation.

■	The Fund uses a risk parity approach for portfolio construction, targeting roughly equal contribution to overall risk from each Underlying Asset Class, and adjusting over time as market conditions evolve.

■	To ensure diversification, we place minimum and maximum allocation constraints on all asset classes within the portfolio.

■	Passive exposure to most of the Underlying Asset Classes means lower transaction costs, reduced manager selection risk and access to Goldman Sachs Asset Management, L.P.’s (“GSAM”) expertise in replicating index exposure for alternative asset classes.

■	GSAM has created a proprietary performance benchmark, the Retirement Portfolio Completion Benchmark (the “RPC Benchmark”)[2], that is externally calculated by a third party and seeks to provide a means of measuring the performance of the Underlying Asset Classes, collectively, and the Fund.

Diversification does not protect an investor from market risk and does not ensure a profit.

[1]	With the exception of the Hedge Fund Industry Beta asset class, the Fund employs a passive investment approach with respect to achieving exposure to its Underlying Asset Classes. GSAM determines the allocations to each asset class. It then employs a passive investment approach with respect to achieving exposure to those asset classes (other than Hedge Fund Industry Beta). That is, GSAM utilizes an index as a reference for making investments in the asset classes (other than Hedge Fund Industry Beta) and does not attempt to exceed the performance of these indices.

[2]	The RPC Benchmark is proprietary to GSAM and employs a rules-based methodology that is similar to that used to manage the Fund. Its methodology, construction, component indices and/or weightings assigned to component indices may change from time to time at the discretion of GSAM. One of the component indices of the RPC Benchmark is the Goldman Sachs Absolute Return Tracker Index (“GS-ART Index”). An affiliate of GSAM is the sponsor of the GS-ART Index, and the Quantitative Investment Strategies (“QIS”) team, which manages the Fund, also manages the algorithm used by the GS-ART Index.

PORTFOLIO RESULTS

Goldman Sachs Retirement Portfolio

Completion Fund

Investment Objective and Principal Strategy

The Fund seeks long-term capital appreciation. It is designed to provide retirement investors of all ages (i.e., both those who are approaching or planning for retirement and those who are currently retired) with access to certain asset classes that are typically underrepresented in retirement savings portfolios (the “Underlying Asset Classes”). The Fund may also be used by non-retirement investors seeking exposure to the Underlying Asset Classes. The Underlying Asset Classes are U.S. inflation linked government bonds, global REITs, commodities, emerging markets equities, emerging markets sovereign credit, North American high yield corporate credit and the return and risk patterns of a diversified universe of hedge funds. The Fund’s Investment Adviser believes that the Underlying Asset Classes may provide return, risk and correlation characteristics complementary to a portfolio of more traditional investments, such as large-cap equities or investment grade fixed income. The Fund currently intends to gain exposure to the Underlying Asset Classes through the use of certain securities and derivatives, and its assets will be allocated among the Underlying Asset Classes according to a proprietary rules-based, quantitative methodology. Each Underlying Asset Class (other than the return and risk patterns of a diversified universe of hedge funds) is represented by an Underlying Index. The Investment Adviser currently intends to gain exposure to the return and risk patterns of a diversified universe of hedge funds by investing in the Goldman Sachs Absolute Return Tracker Fund, an affiliated mutual fund also managed by the Investment Adviser.

Effective at the close of business on February 27, 2015, the components of the Retirement Portfolio Completion Composite Index changed from the S&P 500® Index (60%) and the Barclays U.S. Aggregate Bond Index (40%) to a blend of the Barclays U.S. Government Inflation-Linked Bond Index (20%), Markit CDX North American High Yield 5-Year Index (20%), Markit CDX Emerging Market 5-Year Index (Net, USD, Unhedged) (20%), HFRX™ Global Hedge Fund Index (Net, USD, Unhedged) (20%), Bloomberg Roll Select Commodity Index (10%), Dow Jones Global Select Real Estate Securities Index (Net, USD, Unhedged) (5%) and FTSE Emerging Index (Net, USD, Unhedged) (5%). There was no change to the Fund’s investment philosophy or strategy in connection with this benchmark change.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six-month period ended April 30, 2015 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional, IR and R Shares generated cumulative total returns, without sales charges, of -1.41%, -1.84%, -1.20%, -1.36% and -1.52%, respectively. These returns compare to the -0.17% cumulative total return of the Fund’s benchmark, the Retirement Portfolio Completion Composite Index (the “RPC Composite Index”). The RPC Composite Index is composed of the Barclays U.S. Government Inflation-Linked Bond Index (20%), Markit CDX North American High Yield 5-Year Index (20%), Markit CDX Emerging Market 5-Year Index (Net, USD, Unhedged) (20%), HFRX™ Global Hedge Fund Index (Net, USD, Unhedged) (20%), Bloomberg Roll Select Commodity Index (10%), Dow Jones Global Select Real Estate Securities Index (Net, USD, Unhedged) (5%) and FTSE Emerging Index (Net, USD, Unhedged) (5%).

Prior to the close of business on February 27, 2015, the RPC Composite Index was composed of 60% of the S&P 500® Index (with dividends reinvested) and 40% of the Barclays U.S. Aggregate Bond Index (with all income reinvested), which generated a cumulative total return of 3.55% during the Reporting Period. The S&P 500® Index and the Barclays U.S. Aggregate Bond Index generated cumulative total returns of 4.40% and 2.06%, respectively, during the Reporting Period. Until the close of business on February 27, 2015, the Fund also used a proprietary benchmark, the Goldman Sachs Retirement Portfolio Completion Benchmark

PORTFOLIO RESULTS

(“RPC Benchmark”), which generated a cumulative total return of -0.07% during the Reporting Period.

Q	What economic and market factors most influenced the Underlying Asset Classes during the Reporting Period?

A	During November and December 2014, the first two months of the Reporting Period, global developed markets equities continued to reflect the themes that had dominated much of 2014, including diverging economic growth, robust merger and acquisition activity and falling oil prices. The U.S. economy accelerated, fueling corporate earnings growth and strong U.S. stock returns (as measured by the S&P 500® Index). International developed markets equities (as measured by the MSCI® EAFE Index) and emerging markets equities (as measured by the MSCI® Emerging Markets Index) declined, largely in anticipation of potential monetary tightening by the U.S. Federal Reserve (the “Fed”) and further monetary easing by the European Central Bank (“ECB”) and the Bank of Japan. At the same time, the U.S. dollar appreciated against most developed and emerging market currencies, notably reducing the returns of non-U.S. equities expressed in U.S. dollars. India and Indonesia were among the best performing markets in the world following the elections of reform-minded governments. In contrast, Russian equities, which were hurt earlier in 2014 by economic sanctions, tumbled further with falling oil prices.

After a large gain in February 2015, the U.S. stock market retreated during March 2015 to end the first calendar quarter with a slightly positive return. The U.S. government reported that the U.S. Gross Domestic Product (“GDP”) grew at 2.2% during the fourth quarter of 2014, well below market expectations, although personal consumption and government expenditures both rose. Investors seemed focused on the timing of a potential U.S. interest rate hike, as the Fed signaled it might begin tightening monetary policy as early as June 2015. International developed markets equities advanced, with currency movements generally enhancing returns. European stocks benefited from weakness in the euro, which lifted European corporate earnings, as well as better than expected economic data. In Japan, the weak yen boosted the profits of many companies, and overall investor sentiment improved. Emerging markets equities ended the first calendar quarter with modest gains, amid interest rate cuts by central banks in China, India, South Korea and Thailand. China was one of the best performers, as market participants anticipated additional easing by the Bank of China. Brazilian equities declined, as the country’s economy contracted and inflation increased, forcing Brazil’s central bank to raise interest rates.

In April 2015, the U.S. stock market recorded a gain, despite lackluster corporate earnings growth and weaker than expected first calendar quarter U.S. GDP. Positive sentiment prevailed, as the Fed suggested that the slowdown was temporary and that economic growth was likely to pick up during the spring and summer of 2015. Meanwhile, international developed markets equities remained relatively unchanged overall. In Europe, the stock markets of peripheral nations generally performed better than those of core countries, as the ECB pledged to continue its quantitative easing asset purchase program through September 2016. In Japan, the stock market rallied on the back of a robust trade surplus and the weakness of the yen. In the emerging markets, stocks posted strong gains. China’s equity market rose significantly after China’s central bank slashed reserve requirements for the largest banks. (Reserve requirements are the amount of funds that banks must hold in reserve against deposits made by their customers.) India’s stock market, which was one of the few to decline during April 2015, fell on disappointing corporate earnings reports, despite better than expected inflation and industrial production indicators.

Overall, among the asset classes in which the Fund invests, global REITs, emerging markets equities, Hedge Fund Industry Beta Treasury inflation-protected securities (“TIPS”) and North American high yield corporate credit generated positive returns during the Reporting Period. Conversely, commodities and emerging markets sovereign credit declined during the Reporting Period.

Q	What key factors were responsible for the Fund’s performance between November 1, 2014 and February 27, 2015 (“the initial part of the Reporting Period”)?

A	The Fund underperformed its blended benchmark during the initial part of the Reporting Period, largely as a result of its allocations to commodities and emerging markets sovereign credit. It was also hampered by a lack of exposure to U.S. equities in which the Fund does not invest as part of its investment process. The S&P 500® Total Return Index gained 5.05% during the initial part of the Reporting Period.

PORTFOLIO RESULTS

Q	What key factors were responsible for the Fund’s performance between the close of business on February 27, 2015 and April 30, 2015 (“the latter part of the Reporting Period”)?

A	The Fund slightly underperformed the RPC Composite Index during the latter part of the Reporting Period, primarily because of its overweight position in commodities (accomplished through investments in publicly traded partnerships). On the positive side, the Fund benefited from its strategic allocations to the return and risk patterns of a diversified universe of hedge funds (through an investment in the Goldman Sachs Absolute Return Tracker Fund), TIPS and global REITs.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund may use derivatives and similar instruments, in addition to buying securities directly, to gain exposure to the Underlying Asset Classes. During the Reporting Period, the Fund used indexed credit default swaps to gain exposure to emerging markets sovereign credit and North American high yield corporate credit. In addition, during the Reporting Period, the Goldman Sachs Absolute Tracker Fund (through which the Fund gains exposure to the return and risk patterns of a diversified universe of hedge funds) used exchange-traded index futures contracts, commodity index-linked structured notes, currency forward contracts and swap contracts to attempt to enhance portfolio return and for hedging purposes.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	We allocate the Fund’s assets among the Underlying Asset Classes according to a proprietary rules-based, quantitative methodology and then employ a passive investment approach with respect to achieving exposure to those Underlying Asset Classes (other than the Fund’s exposure to the return and risk patterns of a diversified universe of hedge funds). The Fund’s Underlying Asset Class allocations are rebalanced semi-annually in September and March. During the March 2015 rebalance, the Fund’s assets were allocated 19.3% to emerging markets sovereign credit, 20.0% to the return and risk patterns of a diversified universe of hedge funds (through an investment in the Goldman Sachs Absolute Return Tracker Fund), 20.0% to TIPS and 15.7% to North American high yield corporate credit. In addition, the rebalance resulted in allocations of 11.6% to commodities (accomplished through investments in publicly traded partnerships), 7.2% to global REITs and 6.2% to emerging markets equities.

Q	How was the Fund positioned at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund had 20.0% of its net assets in emerging markets sovereign credit and 19.8% in TIPS. It had 19.7% of its net assets in the Goldman Sachs Absolute Tracker Fund (through which the Fund gains exposure to the return and risk patterns of a diversified universe of hedge funds) and 15.2% in North American high yield corporate credit. The Fund also had 11.9% of its net assets invested in commodities (accomplished through investments in publicly traded partnerships). In addition, the Fund had 6.8% of its net assets invested in global REITs and 6.6% in emerging markets equities at the end of the Reporting Period.

Going forward, we continue to have confidence in our systematic investment process. We believe non-traditional asset classes can provide return, risk and correlation characteristics that are complementary to a portfolio of more traditional investments, such as large-cap equities and investment grade fixed income.

FUND BASICS

Retirement Portfolio Completion Fund

as of April 30, 2015

PERFORMANCE REVIEW
November 1, 2014– April 30, 2015	Fund Total Return (based on NAV)[1]	RPC Composite Index (After 2/27/15)[2]	RPC Composite Index (Prior to 2/27/15)[3]	S&P 500 Index[4]	Barclays Index[5]
Class A	-1.41%	-0.17%	3.55%	4.40%	2.06%
Class C	-1.84	-0.17	3.55	4.40	2.06
Institutional	-1.20	-0.17	3.55	4.40	2.06
Class IR	-1.36	-0.17	3.55	4.40	2.06
Class R	-1.52	-0.17	3.55	4.40	2.06

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	Since the close of business on February 27, 2015, the RPC Composite Index is composed of the Barclays U.S. Government Inflation-Linked Bond Index (20%), Markit CDX North American High Yield 5-Year Index (20%), Markit CDX Emerging Market 5-Year Index (Net, USD, Unhedged) (20%), HFRX™ Global Hedge Fund Index (Net, USD, Unhedged) (20%), Bloomberg Roll Select Commodity Index (10%), Dow Jones Global Select Real Estate Securities Index (Net, USD, Unhedged) (5%) and FTSE Emerging Index (Net, USD, Unhedged) (5%).

[3]	Prior to the close of business on February 27, 2015, the RPC Composite Index was comprised of the S&P 500 Index (60%) and the Barclays U.S. Aggregate Bond Index (40%). The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]	The S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices.

[5]	The Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

STANDARDIZED TOTAL RETURNS[6]
For the period ended 3/31/15	1 Year	Since Inception	Inception Date
Class A	-6.34%	-1.59%	9/28/12
Class C	-4.42	-0.82	9/28/12
Institutional	-1.68	0.33	9/28/12
Class IR	-1.84	0.17	9/28/12
Class R	-2.29	-0.33	9/28/12

[6]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 3.75% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS[7]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.99%	6.09%
Class C	1.72	6.93
Institutional	0.58	5.71
Class IR	0.73	5.94
Class R	1.22	6.43

[7]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least February 29, 2016, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

FUND BASICS

TOP TEN HOLDINGS AS OF 4/30/15[8]
Holding	% of Net Assets	Line of Business
Goldman Sachs Absolute Return Tracker Fund – Institutional Shares	19.9%	Investment Company
PowerShares DB Commodity Index Tracking Fund – PTP	12.0	Exchange Traded Fund
Vanguard MSCI Emerging Markets ETF	1.4	Exchange Traded Fund
Simon Property Group, Inc.	0.4	Real Estate Investment Trusts
Brookfield Asset Management, Inc. Class A	0.2	Real Estate Management & Development
Mitsui Fudosan Co. Ltd.	0.2	Real Estate Management & Development
Public Storage	0.2	Real Estate Investment Trusts
Unibail-Rodamco SE	0.2	Real Estate Investment Trusts
Equity Residential	0.2	Real Estate Investment Trusts
Health Care REIT, Inc.	0.2	Real Estate Investment Trusts

[8]	The top 10 holdings may not be representative of the Fund’s future investments.

PORTFOLIO COMPOSITION[9]
As of April 30, 2015

[9]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of the Fund’s market value investments. Short-term investments represent repurchase agreements. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Index Definitions

S&P 500® Total Return Index is a capitalization-weighted index of 500 stocks. It is designed to measure performance of the broad U.S. economy through changes in the aggregate market value of 500 stocks representing all major industries, with dividends reinvested. The index was developed with a base level of 10 for the 1941-43 base periods.

Dow Jones Global Select Real Estate Securities Index seeks to measure the performance of publicly traded real estate securities. It is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. The Index represents equity real estate investment trusts and real estate operating companies traded globally.

Barclays U.S. Government Inflation-linked Bond Index includes publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity on index rebalancing date, with an issue size equal to or in excess of $500 million.

Dow Jones Emerging Markets Total Stock Market Index includes equity securities with readily available prices that trade in emerging markets. The index is a subset of the Dow Jones Global Total Stock Market Index. Country indices are maintained for each represented market. Size-segment indices (large-cap, mid-cap and small-cap) defined by predetermined cumulative market capitalizations are maintained at the country and regional level.

Bloomberg Roll Select Commodity Index is a version of the Bloomberg Commodity Index that aims to mitigate the effects of contango on index performance. For each commodity, the index rolls into the futures contracts for each commodity with the most backwardation or least contango.

Markit CDX North American High Yield 5-Year Index is composed of 100 liquid North American entities with high yield credit ratings that trade in the credit default swap market. It allows market participants to take a view on the overall credit quality and direction of the underlying basket by trading one instrument.

Markit CDX Emerging Market 5-Year Index is composed of 14 sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia. This index allows market participants to take a view on the overall credit quality and direction of the underlying basket by trading one instrument.

HFRX™ Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is composed of all eligible hedge fund strategies, including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

FTSE Emerging Index is a market-capitalization weighted index representing the performance of 22 emerging markets. The index is derived from the FTSE Global Equity Index Series.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments

April 30, 2015 (Unaudited)

Shares	Description	Value

Common Stocks – 6.6%
Real Estate Investment Trusts – 5.5%
34	Acadia Realty Trust	$1,051
40	Alexandria Real Estate Equities, Inc.	3,695
60	American Campus Communities, Inc.	2,408
101	American Homes 4 Rent Class A	1,706
83	Apartment Investment & Management Co. Class A	3,132
9	Artis Real Estate Investment Trust	111
1,055	Ascendas Real Estate Investment Trust	1,966
13	Ashford Hospitality Prime, Inc.	204
37	Ashford Hospitality Trust, Inc.	335
45	Associated Estates Realty Corp.	1,282
66	AvalonBay Communities, Inc.	10,846
12	Befimmo SA	828
276	Beni Stabili SpA	228
64	Big Yellow Group PLC	654
110	BioMed Realty Trust, Inc.	2,282
6	Boardwalk Real Estate Investment Trust	302
80	Boston Properties, Inc.	10,585
87	Brandywine Realty Trust	1,268
550	British Land Co. PLC	7,005
17	Brixmor Property Group, Inc.	399
234	BWP Trust	561
109	Calloway Real Estate Investment Trust	2,760
49	Camden Property Trust	3,679
8	Canadian Apartment Properties REIT	193
6	Canadian Real Estate Investment Trust	227
751	CapitaCommercial Trust	960
1,161	Capital Property Fund*	1,335
1,403	CapitaMall Trust	2,317
97	CBL & Associates Properties, Inc.	1,747
1,000	Champion REIT	542
167	Charter Hall Retail REIT	567
11	Cofinimmo SA	1,214
62	Columbia Property Trust, Inc.	1,626
50	Corporate Office Properties Trust	1,319
127	Cousins Properties, Inc.	1,237
85	CubeSmart	1,961
51	DCT Industrial Trust, Inc.	1,685
162	DDR Corp.	2,762
50	Derwent London PLC	2,632
484	Dexus Property Group	2,812
100	DiamondRock Hospitality Co.	1,356
73	Digital Realty Trust, Inc.	4,629
75	Douglas Emmett, Inc.	2,137
182	Duke Realty Corp.	3,605
33	DuPont Fabros Technology, Inc.	1,028
16	EastGroup Properties, Inc.	915
17	Education Realty Trust, Inc.	572
63	Equity Commonwealth*	1,588
44	Equity Lifestyle Properties, Inc.	2,324
39	Equity One, Inc.	961
182	Equity Residential	13,443
35	Essex Property Trust, Inc.	7,768
22	Eurocommercial Properties NV	1,005
54	Extra Space Storage, Inc.	3,560

Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
37	Federal Realty Investment Trust	$4,946
84	FelCor Lodging Trust, Inc.	933
54	First Industrial Realty Trust, Inc.	1,065
26	Fonciere Des Regions	2,461
663	Fountainhead Property Trust	557
49	Franklin Street Properties Corp.	579
1	Fukuoka REIT Co.	1,822
19	Gecina SA	2,606
329	General Growth Properties, Inc.	9,015
753	Goodman Group	3,695
665	Goodman Property Trust	598
913	GPT Group	3,218
198	Great Portland Estates PLC	2,417
783	Growthpoint Properties Ltd.	1,837
140	H&R Real Estate Investment Trust	2,686
406	Hammerson PLC	4,160
239	HCP, Inc.	9,629
176	Health Care REIT, Inc.	12,676
62	Healthcare Realty Trust, Inc.	1,587
99	Hersha Hospitality Trust	637
51	Highwoods Properties, Inc.	2,195
26	Home Properties, Inc.	1,913
82	Hospitality Properties Trust	2,467
396	Host Hotels & Resorts, Inc.	7,975
49	Inland Real Estate Corp.	504
535	Intu Properties PLC	2,807
417	Investa Office Fund	1,221
182	Is Gayrimenkul Yatirim Ortakligi AS	116
1	Japan Excellent, Inc.	1,325
1	Japan Real Estate Investment Corp.	4,722
1	Japan Retail Fund Investment Corp.	2,129
1,000	Keppel REIT	929
47	Kilroy Realty Corp.	3,337
212	Kimco Realty Corp.	5,109
39	Kite Realty Group Trust	1,022
189	Kiwi Property Group Ltd.	187
300	KLCC Property Holdings Bhd	595
99	Klepierre	4,802
408	Land Securities Group PLC	7,808
57	LaSalle Hotel Properties	2,091
75	Liberty Property Trust	2,613
18	LTC Properties, Inc.	782
42	Mack-Cali Realty Corp.	754
660	Mapletree Logistics Trust	614
25	Mercialys SA	621
36	Mid-America Apartment Communities, Inc.	2,686
1	Mori Hills REIT Investment Corp.	1,372
1	Mori Trust Sogo REIT, Inc.	1,970
50	New York REIT, Inc.	494
1	Nippon Building Fund, Inc.	4,976
1,379	Novion Property Group	2,682
1	Orix JREIT, Inc.	1,478
51	Parkway Properties, Inc.	830
43	Pebblebrook Hotel Trust	1,846
35	Pennsylvania Real Estate Investment Trust	791

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Shares	Description	Value

Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
91	Piedmont Office Realty Trust, Inc. Class A	$1,591
31	Post Properties, Inc.	1,772
714	Precinct Properties New Zealand Ltd.	628
268	ProLogis, Inc.	10,774
10	PS Business Parks, Inc.	764
76	Public Storage	14,281
36	Ramco-Gershenson Properties Trust	629
43	Regency Centers Corp.	2,700
143	RioCan Real Estate Investment Trust	3,539
2,740	Scentre Group	8,071
417	Segro PLC	2,739
115	Senior Housing Properties Trust	2,354
163	Shaftesbury PLC	2,096
156	Simon Property Group, Inc.	28,312
53	SL Green Realty Corp.	6,485
19	Sovran Self Storage, Inc.	1,659
1,074	Starhill Global REIT	709
131	Strategic Hotels & Resorts, Inc.*	1,533
21	Sun Communities, Inc.	1,303
94	Sunstone Hotel Investors, Inc.	1,465
1,453	Suntec Real Estate Investment Trust	1,940
56	Tanger Factory Outlet Centers, Inc.	1,880
36	Taubman Centers, Inc.	2,592
1,085	The Link REIT	6,730
72	The Macerich Co.	5,887
1	Tokyu REIT, Inc.	1,347
141	UDR, Inc.	4,621
50	Unibail-Rodamco SE	13,806
1	United Urban Investment Corp.	1,587
49	Urban Edge Properties	1,109
8	Vastned Retail NV	391
166	Ventas, Inc.	11,437
85	Vornado Realty Trust	8,797
41	Washington Real Estate Investment Trust	1,014
64	Weingarten Realty Investors	2,097
17	Wereldhave NV	1,091
985	Westfield Corp.	7,323
49	Workspace Group PLC	633
103	WP GLIMCHER, Inc.	1,545

		441,432

Real Estate Management & Development – 1.1%
71	Aeon Mall Co. Ltd.	1,324
37	Atrium European Real Estate Ltd.*	182
3,000	Ayala Land, Inc.	2,595
200	BR Malls Participacoes SA	1,089
340	Brookfield Asset Management, Inc. Class A	18,309
28	BUWOG AG*	566
44	CA Immobilien Anlagen AG*	799
375	Capital & Counties Properties PLC	2,267
1,482	Capitaland Ltd.	4,124
105	Castellum AB	1,637
700	Central Pattana PCL	889
77	Fabege AB	1,174
22	First Capital Realty, Inc.	365

Common Stocks – (continued)
Real Estate Management & Development – (continued)
64	Forest City Enterprises, Inc. Class A*	$1,521
1,797	Global Logistic Properties Ltd.	3,727
143	Globe Trade Centre SA*	246
131	Grainger PLC	425
194	Hang Lung Group Ltd.	1,027
1,593	Hang Lung Properties Ltd.	5,385
587	Hongkong Land Holdings Ltd.	4,755
219	Hulic Co. Ltd.	2,344
172	Hysan Development Co. Ltd.	795
594	Immofinanz AG*	1,787
259	Kerry Properties Ltd.	1,057
68	Kungsleden AB	495
525	Mitsui Fudosan Co. Ltd.	15,563
71	NTT Urban Development Corp.	739
20	PSP Swiss Property AG*	1,866
500	Robinsons Land Corp.	336
6,000	SM Prime Holdings, Inc.	2,509
37	Swiss Prime Site AG*	3,244
300	Tokyu Fudosan Holdings Corp.	2,229
221	Wheelock & Co. Ltd.	1,251

		86,621

TOTAL COMMON STOCKS
(Cost $459,192)		$528,053

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 20.0%
United States Treasury Inflation Protected Securities
$58,478	0.125%	04/15/16	$59,200
33,701	2.500	07/15/16	35,402
29,094	2.375	01/15/17	30,849
65,096	0.125	04/15/17	66,510
22,647	2.625	07/15/17	24,618
25,766	1.625	01/15/18	27,521
72,083	0.125	04/15/18	73,841
22,855	1.375	07/15/18	24,530
22,955	2.125	01/15/19	25,322
71,111	0.125	04/15/19	72,789
24,181	1.875	07/15/19	26,758
29,303	1.375	01/15/20	31,798
49,502	1.250	07/15/20	53,911
55,788	1.125	01/15/21	60,121
53,105	0.625	07/15/21	55,910
61,178	0.125	01/15/22	62,019
60,212	0.125	07/15/22	61,228
59,988	0.125	01/15/23	60,569
59,500	0.375	07/15/23	61,396
59,343	0.625	01/15/24	62,236
58,315	0.125	07/15/24	58,762
39,634	0.250	01/15/25	40,222
49,802	2.375	01/15/25	60,649
34,291	2.000	01/15/26	40,790

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Inflation Protected Securities – (continued)
$27,930	2.375%	01/15/27	$34,616
24,646	1.750	01/15/28	28,978
34,824	3.625	04/15/28	49,266
21,862	2.500	01/15/29	27,997
39,973	3.875	04/15/29	58,841
9,255	3.375	04/15/32	13,623
23,888	2.125	02/15/40	31,719
36,437	2.125	02/15/41	48,786
34,274	0.750	02/15/42	34,414
33,686	0.625	02/15/43	32,754
33,231	1.375	02/15/44	38,760
12,956	0.750	02/15/45	13,069

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,585,137)			$1,589,774

Shares	Description	Value
Exchange Traded Funds – 13.5%
99	iShares Dow Jones US Real Estate Index Fund	$7,475
52,145	PowerShares DB Commodity Index Tracking Fund – PTP*	953,732
173	SPDR Dow Jones International Real Estate ETF	7,669
2,491	Vanguard MSCI Emerging Markets ETF	109,280

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,342,541)		$1,078,156

Shares	Distribution Rate	Value
Investment Company(a) – 19.9%
Goldman Sachs Absolute Return Tracker Fund – Institutional Shares
169,307	0.000%	$1,581,329
(Cost $1,572,145)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 35.2%
Repurchase Agreement – 35.2%
Joint Repurchase Agreement Account II
$2,800,000	0.127%	05/01/15	$2,800,000
(Cost $2,800,000)

TOTAL INVESTMENTS – 95.2%
(Cost $7,759,015)			$7,577,312

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.8%			379,186

NET ASSETS – 100.0%			$7,956,498

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Represents an Affiliated Fund.
(b)	Joint repurchase agreement was entered into on April 30, 2015. Additional information appears on page 14.

Investment Abbreviations:
ETF	—Exchange Traded Fund
PTP	—Publicly Traded Partnership
REIT	—Real Estate Investment Trust

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At April 30, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at April 30, 2015(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Protection Sold:
CDX Emerging Markets Index 23	$1,600	1.000%	06/20/20	2.988%	$(152,882)	$9,554
CDX North America High Yield Index 24	1,220	5.000	06/20/20	3.431	83,998	8,577
TOTAL					$(68,884)	$18,131

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make or receive a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS ON EQUITY INDICES(b)

Counterparty	Referenced Obligation	Notional Amount (000s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)*
Deutsche Bank AG	MSCI Emerging Markets Net TR Index	$390	0.035%	07/06/2015	$29,876

(b)	The Fund receives quarterly payments based on any positive quarterly return of the Referenced Obligation. The Fund makes payments on any negative quarterly return of such Referenced Obligation.

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At April 30, 2015, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of May 1, 2015, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$ 2,800,000	$2,800,010	$2,856,004

REPURCHASE AGREEMENTS — At April 30, 2015, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.120%	$847,392
Citigroup Global Markets, Inc.	0.130	901,481
Merrill Lynch & Co., Inc.	0.130	1,051,127
TOTAL		$2,800,000

At April 30, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Bank Discount Notes	0.000%	07/29/15
Federal Home Loan Mortgage Corp.	3.000 to 6.000	07/01/34 to 03/01/45
Federal National Mortgage Association	3.000 to 7.000	10/01/15 to 04/01/45
Government National Mortgage Association	2.500 to 7.500	05/20/42 to 10/20/44
United States Treasury Inflation Protected Securities	2.000	01/15/21
U.S. Treasury Notes	2.250 to 2.630	03/31/21 to 11/15/20

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Assets:
Investments of unaffiliated issuers, at value (cost $3,386,870)	$3,195,983
Investments of affiliated issuers, at value (cost $1,572,145)	1,581,329
Repurchase agreement, at value which equals cost	2,800,000
Cash	83,452
Foreign currencies, at value (cost $3,279)	3,342
Unrealized gain on swap contracts	29,876
Receivables:
Collateral on certain derivative contracts(a)	308,220
Reimbursement from investment adviser	60,081
Dividends and interest	4,474
Other assets	4,790
Total assets	8,071,547

Liabilities:
Variation margin on certain derivative contracts	5,929
Payables:
Management fees	2,044
Distribution and Service fees and Transfer Agent fees	326
Accrued expenses	106,750
Total liabilities	115,049

Net Assets:
Paid-in capital	8,085,431
Distributions in excess of net investment income (loss)	(602)
Accumulated net realized gain	5,314
Net unrealized loss	(133,645)
NET ASSETS	$7,956,498
Net Assets:
Class A	$133,405
Class C	10,226
Institutional	7,774,457
Class IR	28,343
Class R	10,067
Total Net Assets	$7,956,498
Shares Outstanding $0.001 par value (unlimited shares authorized):
Class A	13,575
Class C	1,061
Institutional	785,559
Class IR	2,870
Class R	1,031
Net asset value, offering and redemption price per share:(b)
Class A	$9.83
Class C	9.64
Institutional	9.90
Class IR	9.88
Class R	9.77

(a)	Represents initial margin and/or collateral for swaps transactions.
(b)	Maximum public offering price per share for Class A Shares is $10.21. At redemption, Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Investment income:
Dividends — unaffiliated issuers (net of foreign withholding taxes of $419)	$8,069
Dividends — affiliated issuers	6,784
Total investment income	14,853

Expenses:
Custody, accounting and administrative services	39,258
Professional fees	35,185
Registration fees	27,378
Trustee fees	19,735
Management fees	16,880
Printing and mailing costs	12,781
Transfer Agent fees(a)	1,642
Distribution and Service fees(a)	251
Other	4,521
Total expenses	157,631
Less — expense reductions	(141,736)
Net expenses	15,895
NET INVESTMENT LOSS	(1,042)

Realized and unrealized gain (loss):
Capital gain distributions from Affiliated Underlying Funds	55,299
Net realized loss from:
Investments — unaffiliated issuers	(6,911)
Investments — affiliated issuers	(3,834)
Swap contracts	(31,010)
Forward foreign currency exchange contracts	(94)
Foreign currency transactions	(172)
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	(95,137)
Investments — affiliated issuers	(11,064)
Swap contracts	6,908
Foreign currency translation	127
Net realized and unrealized loss	(85,888)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(86,930)

(a)	Class specific Distribution and Service and Transfer Agent fees were as follows:

Distribution and Service Fees			Transfer Agent Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Class IR	Class R
$176	$50	$25	$134	$9	$1,462	$28	$9

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2015 (Unaudited)	For the Fiscal Year Ended October 31, 2014
From operations:
Net investment income (loss)	$(1,042)	$17,249
Net realized gain	13,278	115,195
Net change in unrealized loss	(99,166)	(40,030)
Net increase (decrease) in net assets resulting from operations	(86,930)	92,414

Distributions to shareholders:
From net investment income
Institutional Shares	(14,679)	(507)
Class IR Shares	(15)	—
From net realized gains
Class A Shares	(2,257)	(1,583)
Class C Shares	(162)	(144)
Institutional Shares	(112,465)	(77,239)
Class IR Shares	(491)	(439)
Class R Shares	(160)	(144)
Total distributions to shareholders	(130,229)	(80,056)

From share transactions:
Proceeds from sales of shares	1,027,898	3,847,729
Reinvestment of distributions	130,229	80,056
Cost of shares redeemed	(304,208)	(688,518)
Net increase in net assets resulting from share transactions	853,919	3,239,267
TOTAL INCREASE	636,760	3,251,625

Net assets:
Beginning of period	7,319,738	4,068,113
End of period	$7,956,498	$7,319,738
Undistributed (distributions in excess of) net investment income (loss)	$(602)	$15,134

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from Investment Operations			Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2015 - A	$10.13	$(0.02)	$(0.12)	$(0.14)	$—	$(0.16)	$(0.16)
2015 - C	9.98	(0.06)	(0.12)	(0.18)	—	(0.16)	(0.16)
2015 - Institutional	10.20	— (f)	(0.12)	(0.12)	(0.02)	(0.16)	(0.18)
2015 - IR	10.18	(0.01)	(0.13)	(0.14)	— (f)	(0.16)	(0.16)
2015 - R	10.08	(0.03)	(0.12)	(0.15)	—	(0.16)	(0.16)

FOR THE FISCAL YEARS ENDED OCTOBER 31,
2014 - A	10.18	(0.01)	0.10	0.09	—	(0.14)	(0.14)
2014 - C	10.10	(0.09)	0.11	0.02	—	(0.14)	(0.14)
2014 - Institutional	10.21	0.03	0.10	0.13	— (f)	(0.14)	(0.14)
2014 - IR	10.20	0.01	0.11	0.12	—	(0.14)	(0.14)
2014 - R	10.16	(0.04)	0.10	0.06	—	(0.14)	(0.14)
2013 - A	9.95	(0.02)	0.25	0.23	—	—	—
2013 - C	9.95	(0.10)	0.25	0.15	—	—	—
2013 - Institutional	9.96	0.02	0.24	0.26	(0.01)	—	(0.01)
2013 - IR	9.96	— (f)	0.25	0.25	(0.01)	—	(0.01)
2013 - R	9.95	(0.05)	0.26	0.21	—	—	—

FOR THE PERIOD ENDED OCTOBER 31,
2012 - A (Commenced September 28, 2012)	10.00	— (f)	(0.05)	(0.05)	—	—	—
2012 - C (Commenced September 28, 2012)	10.00	— (f)	(0.05)	(0.05)	—	—	—
2012 - Institutional (Commenced September 28, 2012)	10.00	0.01	(0.05)	(0.04)	—	—	—
2012 - IR (Commenced September 28, 2012)	10.00	0.01	(0.05)	(0.04)	—	—	—
2012 - R (Commenced September 28, 2012)	10.00	— (f)	(0.05)	(0.05)	—	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(e)	Annualized.
(f)	Amount is less than $0.005 per share.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(c)		Ratio of total expenses to average net assets(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(d)

$9.83	(1.41)%	$133	0.81	%(e)	4.47	%(e)	(0.42	)%(e)	6%
9.64	(1.84)	10	1.55	(e)	5.30	(e)	(1.16	)(e)	6
9.90	(1.20)	7,774	0.41	(e)	4.19	(e)	(0.02	)(e)	6
9.88	(1.36)	28	0.58	(e)	4.27	(e)	(0.16	)(e)	6
9.77	(1.52)	10	1.06	(e)	4.80	(e)	(0.66	)(e)	6

10.13	0.95	145	0.81		5.96		(0.07)		19
9.98	0.25	10	1.54		6.80		(0.87)		19
10.20	1.25	7,122	0.40		5.58		0.27		19
10.18	1.24	32	0.55		5.81		0.10		19
10.08	0.65	10	1.04		6.30		(0.37)		19
10.18	2.35	100	0.75		24.14		(0.20)		16
10.10	1.51	10	1.49		22.53		(0.96)		16
10.21	2.75	3,917	0.35		21.63		0.17		16
10.20	2.51	31	0.49		23.98		0.01		16
10.16	2.11	10	1.00		22.05		(0.47)		16

9.95	(0.50)	10	0.73	(e)	22.73	(e)	0.37	(e)	1
9.95	(0.50)	10	1.47	(e)	23.46	(e)	(0.37	)(e)	1
9.96	(0.40)	2,948	0.34	(e)	22.33	(e)	0.77	(e)	1
9.96	(0.40)	10	0.52	(e)	22.49	(e)	0.60	(e)	1
9.95	(0.50)	10	0.99	(e)	22.98	(e)	0.12	(e)	1

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Notes to Financial Statements

April 30, 2015 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Retirement Portfolio Completion Fund (the “Fund”). The Fund is a non-diversified fund and currently offers five classes of shares: Class A, Class C, Institutional, Class IR and Class R Shares.

Class A Shares are sold with a front-end sales charge of up to 3.75%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Class IR and Class R Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income and dividend income, net of any foreign withholding taxes, less any amounts reclaimable. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments are made or received upon entering into a swap agreement and are reflected in the Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting interest rate swaps whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agent and Service and Shareholder Administration fees. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Fund is maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency transactions. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds — Investments in the Underlying Funds are valued at the NAV per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price, or it is believed by the investment advisor to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of April 30, 2015:

RETIREMENT PORTFOLIO COMPLETION

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,892	$1,837	$—
Asia	6,506	84,173	—
Australia and Oceania	—	31,563	—
Europe	1,049	75,759	—
North America	1,402,341	—	—
South America	1,089	—	—
Fixed Income
U.S. Treasury Obligations	1,589,774	—	—
Investment Company	1,581,329	—	—
Short-term Investments	—	2,800,000	—
Total	$4,583,980	$2,993,332	$—

Derivative Type
Assets(b)
Credit Default Swap Contracts	$—	$18,131	$—
Total Return Swap Contracts	—	29,876	—
Total	$—	$48,007	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts as of April 30, 2015. These instruments were used to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the risks below. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Statement of Assets and Liabilities	Assets
Credit	Variation margin on certain derivative contracts	$18,131	(a)
Equity	Receivable for unrealized gain on swap contracts	29,876
Total		$48,007

(a)	Includes unrealized gain (loss) on centrally cleared swaps described in the Additional Investment Information section of the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2015. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$(20,667)	$(18,382)	2
Currency	Net realized gain (loss) from forward foreign currency related transactions	(94)	—	1
Equity	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$(10,343)	$25,290	1
Total		$(31,104)	$6,908	4

(a)	Average number of contracts is based on the average of month end balances for the fiscal year ended April 30, 2015.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives’ counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (foreign currency exchange contracts, and certain options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Additionally, the Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due the restrictions or prohibitions against the right of setoff that may be imposed due to a particular jurisdiction’s bankruptcy or insolvency laws.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the six months ended April 30, 2015, the contractual and effective net management fee with GSAM were at the following rates:

Contractual Management Rate						Effective Net Management Rate*^
First $1 Billion	Next $1 Billion	Next $3 Billion	Next $3 Billion	Over $8 Billion	Effective Rate
0.45%	0.41%	0.38%	0.37%	0.36%	0.45%	0.31%

*	GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. The management fee waiver will remain in effect through at least February 29, 2016, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.
^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Fund invests in the Institutional Shares of the Goldman Sachs Absolute Return Tracker Fund. This Underlying Fund is considered to be affiliated with the Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment advisor to any of the affiliated funds in which the Fund invests. For the six months ended April 30, 2015, GSAM waived $5,278 of the Fund’s management fee.

B.  Distribution and Service Plans — The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, at the following annual rates calculated on the Fund’s average daily net assets of each respective share class:

	Distribution and Service Plan Rates
	Class A*	Class C	Class R*
Distribution Plan	0.25%	0.75%	0.50%
Service Plan	—	0.25	—

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2015, Goldman Sachs did not retain any portion of the sales charges nor CDSC for this fund.

D.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.19% of the average daily net assets of Class A, Class C, Class IR and Class R Shares; and 0.04% of the average daily net assets of Institutional Shares.

E.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expense” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees (as applicable), taxes, interest, brokerage fees, shareholder meetings, litigation, indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Fund is 0.064%. This Other Expense limitation will remain in place through at least February 29, 2016, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. The Fund bears its respective share of costs related to proxy and shareholder meetings, and GSAM has agreed to reimburse the Fund to the extent such expenses exceed a specified percentage of the Fund’s net assets. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2015, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fees Waivers	Other Expense Reimbursements	Total Expense Reductions
$5,278	$136,458	$141,736

F.  Line of Credit Facility — As of April 30, 2015, the Fund participated in a $1,080,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates (“Other Borrowers”). Pursuant to the terms of the facility, the Fund and Other Borrowers could increase the credit amount by an additional $120,000,000, for a total of up to $1,200,000,000. This facility is to be used for temporary emergency purposes or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2015, the Fund did not have any borrowings under the facility. The facility was increased to $1,205,000,000 effective May 5, 2015.

G.  Other Transactions with Affiliates — For the six months ended April 30, 2015, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as Futures Commission Merchant, on behalf of the Fund.

As of April 30, 2015, the Goldman Sachs Group, Inc. (“GSG”) was the beneficial owner of 5% or more of the following outstanding shares of the Fund:

Class A	Class C	Institutional	Class IR	Class R
8%	97%	39%	36%	100%

The table below shows the transaction in and earnings from investments in an affiliated fund for the six months ended April 30, 2015:

Underlying Fund	Market Value 10/31/14	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net change in Unrealized Gain (Loss)	Market Value 4/30/15	Capital Gains Distributions
Goldman Sachs Absolute Return Tracker Fund	$1,462,734	$220,434	$(86,941)	$(3,834)	$(11,064)	$1,581,329	$55,299

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2015, were $854,384 and $278,413, respectively. Included in these amounts are the cost of purchases and proceeds from sales and maturities of U.S. Government and agency obligations in the amount of $183,294 and $87,965, respectively.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

7. TAX INFORMATION

As of April 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$7,741,501
Gross unrealized gain	138,083
Gross unrealized loss	(302,272)
Net unrealized loss	$(164,189)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, differences related to the tax treatment of partnership investments, swap transactions, underlying fund investments, inflation protected securities and passive foreign investment company investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

8. OTHER RISKS (continued)

Publicly Traded Partnership Risk — In addition to the risks associated with the underlying assets and exposures within a PTP, risks of investments in PTPs may include, among others, dependence upon specialized skills of the PTP’s manager, potential lack of liquidity, and limitations on voting and distribution rights.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Retirement Completion Portfolio

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Fiscal Year Ended October 31, 2014

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1	$5	11,682	$118,596
Reinvestment of distributions	229	2,257	160	1,583
Shares redeemed	(1,002)	(9,904)	(7,292)	(74,166)
	(772)	(7,642)	4,550	46,013
Class C Shares
Shares sold	13	125	16	167
Reinvestment of distributions	17	162	15	144
	30	287	31	311
Institutional Shares
Shares sold	104,302	1,027,768	366,141	3,720,966
Reinvestment of distributions	12,850	127,144	7,805	77,746
Shares redeemed	(29,553)	(291,352)	(59,481)	(606,503)
	87,599	863,560	314,465	3,192,209
Class IR Shares
Shares sold	—	—	781	8,000
Reinvestment of distributions	52	506	44	439
Shares redeemed	(305)	(2,952)	(765)	(7,849)
	(253)	(2,446)	60	590
Class R Shares
Reinvestment of distributions	16	160	15	144
	16	160	15	144
NET INCREASE	86,620	$853,919	319,121	$3,239,267

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Fund Expenses — Six Month Period Ended April 30, 2015 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Class IR or Class R Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Class IR or Class R Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Retirement Portfolio Completion
Share Class	Beginning Account Value 11/1/14	Ending Account Value 4/30/15		Expenses Paid for the 6 months ended 4/30/15*
Class A
Actual	$1,000.00	$985.90		$3.99
Hypothetical 5% return	1,000.00	1,020.78	+	4.06
Class C
Actual	1,000.00	981.60		7.62
Hypothetical 5% return	1,000.00	1,017.11	+	7.75
Institutional
Actual	1,000.00	988.00		2.02
Hypothetical 5% return	1,000.00	1,022.76	+	2.06
Class IR
Actual	1,000.00	986.40		2.86
Hypothetical 5% return	1,000.00	1,021.92	+	2.91
Class R
Actual	1,000.00	984.80		5.22
Hypothetical 5% return	1,000.00	1,019.54	+	5.31

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2015. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Class IR	Class R
Retirement Portfolio Completion	0.81%	1.55%	0.41%	0.58%	1.06%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.02 trillion in assets under supervision as of March 31, 2015, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman, Sachs & Co. subject to legal, internal and regulatory restrictions.

Money Market1

Financial Square FundsSM

■	Financial Square Tax-Exempt Funds
■	Financial Square Federal Fund
■	Financial Square Government Fund
■	Financial Square Money Market Fund
■	Financial Square Prime Obligations Fund
■	Financial Square Treasury Instruments Fund
■	Financial Square Treasury Obligations Fund

Fixed Income

Short Duration and Government

■	Enhanced Income Fund
■	High Quality Floating Rate Fund
■	Limited Maturity Obligations Fund
■	Short Duration Government Fund
■	Short Duration Income Fund
■	Government Income Fund
■	Inflation Protected Securities Fund

Multi-Sector

■	Core Fixed Income Fund
■	Bond Fund[2]
■	Global Income Fund
■	Strategic Income Fund

Municipal and Tax-Free

■	High Yield Municipal Fund
■	Dynamic Municipal Income Fund[3]
■	Short Duration Tax-Free Fund

Single Sector

■	Investment Grade Credit Fund
■	U.S. Mortgages Fund
■	High Yield Fund
■	High Yield Floating Rate Fund
■	Emerging Markets Debt Fund
■	Local Emerging Markets Debt Fund
■	Dynamic Emerging Markets Debt Fund

Fixed Income Alternatives

■	Long Short Credit Strategies Fund
■	Fixed Income Macro Strategies Fund

Fundamental Equity

■	Growth and Income Fund
■	Small Cap Value Fund
■	Small/Mid Cap Value Fund
■	Mid Cap Value Fund
■	Large Cap Value Fund
■	Capital Growth Fund
■	Strategic Growth Fund
■	Focused Growth Fund
■	Small/Mid Cap Growth Fund
■	Flexible Cap Growth Fund
■	Concentrated Growth Fund
■	Technology Tollkeeper Fund
■	Growth Opportunities Fund
■	Rising Dividend Growth Fund
■	Dynamic U.S. Equity Fund[4]
■	Income Builder Fund

Tax-Advantaged Equity

■	U.S. Tax-Managed Equity Fund
■	International Tax-Managed Equity Fund
■	U.S. Equity Dividend and Premium Fund
■	International Equity Dividend and Premium Fund

Equity Insights

■	Small Cap Equity Insights Fund
■	U.S. Equity Insights Fund
■	Small Cap Growth Insights Fund
■	Large Cap Growth Insights Fund
■	Large Cap Value Insights Fund
■	Small Cap Value Insights Fund
■	International Small Cap Insights Fund
■	International Equity Insights Fund
■	Emerging Markets Equity Insights Fund

Fundamental Equity International

■	Strategic International Equity Fund
■	Focused International Equity Fund
■	International Small Cap Fund
■	Asia Equity Fund
■	Emerging Markets Equity Fund
■	BRIC Fund (Brazil, Russia, India, China)
■	N-11 Equity Fund

Select Satellite5

■	Global Managed Beta Fund
■	Multi-Manager Non-Core Fixed Income Fund
■	Real Estate Securities Fund
■	International Real Estate Securities Fund
■	Commodity Strategy Fund
■	Dynamic Commodity Strategy Fund
■	Dynamic Allocation Fund
■	Absolute Return Tracker Fund
■	Long Short Fund
■	Managed Futures Strategy Fund
■	MLP Energy Infrastructure Fund
■	Multi-Manager Alternatives Fund
■	Multi-Asset Real Return Fund
■	Retirement Portfolio Completion Fund
■	Tactical Tilt Implementation Fund

Total Portfolio Solutions5

■	Balanced Strategy Portfolio
■	Growth and Income Strategy Portfolio
■	Growth Strategy Portfolio
■	Equity Growth Strategy Portfolio
■	Satellite Strategies Portfolio
■	Enhanced Dividend Global Equity Portfolio
■	Tax Advantaged Global Equity Portfolio

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[2]	Effective on October 1, 2014, the Goldman Sachs Core Plus Fixed Income Fund was renamed the Goldman Sachs Bond Fund.
[3]	Effective on December 18, 2014, the Goldman Sachs Municipal Income Fund was renamed the Goldman Sachs Dynamic Municipal Income Fund.
[4]	Effective on April 30, 2015, the Goldman Sachs U.S. Equity Fund was renamed the Goldman Sachs Dynamic U.S. Equity Fund.
[5]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.

Financial Square FundsSM is a registered service mark of Goldman, Sachs & Co.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds.

TRUSTEES

Ashok N. Bakhru, Chairman

Kathryn A. Cassidy

John P. Coblentz, Jr.

Diana M. Daniels

Joseph P. LoRusso

Herbert J. Markley

James A. McNamara

Jessica Palmer

Alan A. Shuch

Richard P. Strubel

Roy W. Templin

Gregory G. Weaver

OFFICERS James A. McNamara, President Scott M. McHugh, Principal Financial Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-526-7384; and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

The website links provided are for your convenience only and are not an endorsement or recommendation by GSAM of any of these websites or the products or services offered. GSAM is not responsible for the accuracy and validity of the content of these websites.

Fund holdings and allocations shown are as of April 30, 2015 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2015 Goldman Sachs. All rights reserved. 164860.MF.MED.TMPL/6/2015 RETCOMSAR-15/144

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2014	2013	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$4,291,739	$2,304,956	Financial Statement audits.

Audit-Related Fees:

• PwC	$0	$2,340	Other attest services.

Tax Fees:

• PwC	$794,850	$864,950	Tax compliance services provided in connection with the preparation and review of registrant’s tax returns.

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2014	2013	Description of Services Rendered

Audit-Related Fees:

• PwC	$1,486,420	$1,516,680	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16. These fees are borne by the Funds’ Adviser.

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended October 31, 2014 and October 31, 2013 were approximately $794,850 and $867,290 respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2013 and December 31, 2012 were approximately $9.8 million and $10.0 million respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2014 and 2013 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 12(a)(1) of the registrant’s Form N-CSR filed on July 8, 2015 for its International Equity Insights Funds.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	July 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	July 8, 2015

By:	/s/ Scott McHugh

Scott McHugh
Principal Financial Officer
Goldman Sachs Trust

Date:	July 8, 2015